Expense Example {- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund Retail PRO-05 - Fidelity Investment Grade Bond Fund - Fidelity Investment Grade Bond Fund	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567